Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Liabilities

7 ACCRUED LIABILITIES

Accrued liabilities consists of the following as of December 31:

	2020	2019

Interest payable	976,032	527,239
Insurance liability	15,813	59,346
Payroll liabilities	296,036	11,517
Broker and commission payables	68,093	70,430
Marketing and advertising payables	6,250	257,286
Credit card payables	201,116	145,077
Capital raise payables	94,978	139,932
Professional fees payables	-	56,870
Other	52,066	159,961
	$1,710,384	$1,427,658